Segmented Information - Geographical Segments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments	$ 308,502	$ 1,865,105
Net revenue	221,339	245,252
Gross profit (loss) before fair value adjustments	8,626	(12,029)
Canada
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments	247,633	1,774,154
Net revenue	159,460	209,466
Gross profit (loss) before fair value adjustments	(21,248)	(28,521)
EU
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments	41,080	49,164
Net revenue	61,520	32,629
Gross profit (loss) before fair value adjustments	32,266	14,692
Other
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments	19,789	41,787
Net revenue	359	3,157
Gross profit (loss) before fair value adjustments	$ (2,392)	$ 1,800